Segmented Information - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2012 Center Operations Markets Employee Country	Aug. 31, 2012
Segment Reporting Information [Line Items]
Number of manufacturing operations	313
Number of product development, engineering and sales centres	88
Number of countries in which entity operates	29
Number of employees	119,000
Number of primary markets	2
Interest acquired in E-Car partnership		27.00%
E-Car [Member]
Segment Reporting Information [Line Items]
Interest acquired in E-Car partnership		27.00%
Percentage of non-controlling interest in an equity accounted investment	73.00%